Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,689.92
Previously Paid Amount	0.00
Total Fee Amount	5.49
Total Offset Amount	0.00
Net Fee	$ 5.49